Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash generated from operating activities before interest and tax	$ 1,210,790	$ 371,169
Interest received	2,735	20,407
Interest paid	(276,392)	(316,778)
Income and other taxes paid	(361,040)	(33,855)
Net cash generated from operating activities	576,093	40,943
Cash flows from investing activities
Receivable from related party: amounts withdrawn	0	511,284
Expenditures on property, plant and equipment	(996,917)	(1,080,516)
Pre-production sales proceeds	69,726	26,091
Purchase of other financial assets	(206)	(399)
Purchase of put options	(29,907)	0
Other investing cash flows	63	1,106
Cash used in investing activities	(957,241)	(542,434)
Cash flows from financing activities
Repayment of project finance facility	(43,489)	(23,289)
Payment of lease liability	(4,085)	(4,344)
Cash used in financing activities	(47,574)	(27,633)
Effects of exchange rates on cash and cash equivalents	(603)	760
Net decrease in cash and cash equivalents	(429,325)	(528,364)
Cash and cash equivalents - beginning of year	1,123,621	1,651,985
Cash and cash equivalents - end of year	694,296	1,123,621
Cash and cash equivalents as presented in the consolidated balance sheets	$ 694,296	$ 1,123,621